MEZZANINE EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Class A Unit Rights Redemption Term

The Former Class A Unit rights became redeemable based on the following schedule:

Former Class A Units
Date when redemption right became exercisable
July 30, 2014	48,590
December 24, 2015	25,000

Total redeemable units	73,590